Revenue	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Revenue

17	Revenue

	2024	2023	2022
Tuition fees	4,052,379	3,505,250	2,827,567
Other	305,527	263,937	213,040
Deductions
Discount and scholarships	(310,204)	(240,314)	(241,404)
Early payment discounts	(205,107)	(195,054)	(92,234)
Returns	(25,312)	(27,743)	(45,402)
Taxes	(170,628)	(142,825)	(107,004)
PROUNI	(342,326)	(287,338)	(225,506)
	3,304,329	2,875,913	2,329,057
Timing of revenue recognition
Tuition, digital content and app subscription fees - Transferred over time	3,242,035	2,821,251	2,273,578
Other - Transferred at a point in time	62,294	54,662	55,479

The Company’s revenue from contracts with customers are all in Brazil. The Company is not subject to the payment of the Social Integration Program tax (Programa de Integração Social, or PIS) and the Social Contribution on Revenue tax (Contribuição para o Financiamento da Seguridade Social, or COFINS) on the revenue from under graduation degrees under the PROUNI program.

The tables below present the statements of income for the Company’s operating segments for the years ended December 31, 2024, 2023 and 2022. Due to changes in operating segments, the segment information for the years ended December 31, 2023 and 2022 have been retroactively adjusted for comparison purposes. See Note 3.

	Undergrad	Continuing education	Medical practice solutions	Elimination (inter-segment transactions)	2024

Types of services or goods	2,895,692	255,438	161,787	(8,588)	3,304,329
Tuition fees	2,877,731	122,391	-	-	3,000,122
Other	17,961	133,047	161,787	(8,588)	304,207

Timing of revenue recognition	2,895,692	255,438	161,787	(8,588)	3,304,329
Transferred over time	2,877,731	218,573	154,319	(8,588)	3,242,035
Transferred at a point in time	17,961	36,865	7,468	-	62,294

	Undergrad	Continuing education	Medical practice solutions	Elimination (inter-segment transactions)	2023

Types of services or goods	2,511,018	235,830	140,282	(11,217)	2,875,913
Tuition fees	2,494,121	146,477	-	-	2,640,598
Other	16,897	89,353	140,282	(11,217)	235,315

Timing of revenue recognition	2,511,018	235,830	140,282	(11,217)	2,875,913
Transferred over time	2,494,121	206,098	132,249	(11,217)	2,821,251
Transferred at a point in time	16,897	29,732	8,033	-	54,662

Revenue by segment	Undergrad	Continuing Education	Medical practice solutions	Elimination (inter-segment transactions)	2022

Types of services or goods	2,037,889	183,344	115,446	(7,622)	2,329,057
Tuition fees	2,023,128	108,648	-	-	2,131,776
Other	14,761	74,696	115,446	(7,622)	197,281

Timing of revenue recognition	2,037,889	183,344	115,446	(7,622)	2,329,057
Transferred over time	2,024,373	145,799	108,946	(5,540)	2,273,578
Transferred at a point in time	13,516	37,545	6,500	(2,082)	55,479